Selected Information for Cruise and Tour and Other Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012		Nov. 30, 2011		Nov. 30, 2010
Segment Reporting Information [Line Items]
Revenues	$ 15,382		$ 15,793		$ 14,469
Operating expenses	10,320		10,299		9,092
Selling and administrative	1,720		1,717		1,614
Depreciation and amortization	1,527		1,522		1,416
Operating income (loss)	1,642		2,255		2,347
Capital expenditures	2,332		2,696		3,579
Total assets	39,161		38,637		37,490
North America Cruise Brands
Segment Reporting Information [Line Items]
Revenues	9,364	[1]	8,921	[1]	8,379	[1]
Operating expenses	6,240	[1]	5,848	[1]	5,294	[1]
Selling and administrative	949	[1]	938	[1]	902	[1]
Depreciation and amortization	898	[1]	869	[1]	843	[1]
Operating income (loss)	1,277	[1]	1,266	[1]	1,340	[1]
Capital expenditures	990	[1]	1,232	[1]	1,082	[1]
Total assets	21,893	[1]	21,642	[1]	21,239	[1]
EAA Cruise Brands
Segment Reporting Information [Line Items]
Revenues	5,827		6,504		5,730
Operating expenses	4,010		4,244		3,572
Selling and administrative	650		655		584
Depreciation and amortization	561		579		505
Operating income (loss)	433	[2]	1,026		1,069
Capital expenditures	1,291		1,380		2,260
Total assets	15,894		15,626		14,849
Cruise Support
Segment Reporting Information [Line Items]
Revenues	86		90		79
Operating expenses	22		3		14
Selling and administrative	114		103		98
Depreciation and amortization	28		31		27
Operating income (loss)	(78)		(47)		(60)
Capital expenditures	33		68		218
Total assets	888		795		802
Tour and Other
Segment Reporting Information [Line Items]
Revenues	211	[1]	392	[1]	403	[1]
Operating expenses	154	[1]	318	[1]	334	[1]
Selling and administrative	7	[1]	21	[1]	30	[1]
Depreciation and amortization	40	[1]	43	[1]	41	[1]
Operating income (loss)	10	[1]	10	[1]	(2)	[1]
Capital expenditures	18	[1]	16	[1]	19	[1]
Total assets	486	[1],[3]	574	[1],[3]	600	[1],[3]
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues	(106)	[1]	(114)	[1]	(122)	[1]
Operating expenses	$ (106)	[1]	$ (114)	[1]	$ (122)	[1]

[1]	In 2011 and 2010, a portion of Tour and Other segment revenues included revenues for the cruise portion of a tour when a cruise was sold along with a land tour package by Holland America Princess Alaska Tours. These intersegment cruise revenues, which were included in our North America cruise brands' segment, were eliminated directly against the Tour and Other segment revenues and operating expenses in the line "Intersegment elimination." In 2012, the Tour and Other segment no longer includes revenues for the cruise portion of a tour. However, a portion of the North America cruise brands' segment revenues include revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by Holland America Line and Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands' segment revenues and operating expenses in the line "Intersegment elimination." This change in 2012 from prior years is referred to as "the change in the accounting for our North America cruise brands and Tour and Other segments" and did not have a significant impact on either of these segments' 2012, 2011 and 2010 operating income.
[2]	Includes $173 million of impairment charges related to Ibero's goodwill and trademarks.
[3]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity